Cover	May 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2021
Entity File Number	001-39848
Entity Registrant Name	Poshmark, Inc.
Entity Central Index Key	0001825480
Entity Tax Identification Number	27-4827617
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	203 Redwood Shores Parkway
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	262-4771
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	POSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false